Fair Value Measurements - Summary of Carrying Amount And Fair Value of Financial Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	¥ 21,764,457	¥ 19,205,715
Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	21,970,573	20,718,142
At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	22,074,593	19,939,810
At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	21,723,618	20,993,934
Level 2 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	17,899,087	17,749,022
Level 3 [Member] | At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	22,074,593	19,939,810
Level 3 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	¥ 3,824,531	¥ 3,244,912